Securities - Maturity Distribution and Yield of Investment Securities Portfolio (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Securities available-for-sale, Amount:
Within 1 year	$ 8,391
1-5 years	35,524
5-10 years	19,033
After 10 years	3,454
Available-for-sale	$ 101,839	$ 108,495
Securities available-for-sale (Yield):
Within 1 year	0.94%
1-5 years	0.76%
5-10 years	1.06%
After 10 years	2.90%
Total	1.27%
Securities held-to-maturity, Amount:
Within 1 year	$ 1,643
1-5 years	9,441
5-10 years	4,365
After 10 years	156
Held-to-maturity, at amortized cost, net of allowance for credit losses of less than $1 and less than $1 (fair value of $56,775 and $49,224)	$ 56,866	47,946
Securities held-to-maturity (Yield):
Within 1 year	1.68%
1-5 years	1.33%
5-10 years	1.32%
After 10 years	2.04%
Total	2.06%
Total securities	$ 10,034
Total securities (percent)	1.06%
Total securities	$ 44,965
Total securities (percent)	0.88%
Total securities	$ 23,398
Total securities (percent)	1.11%
Total securities	$ 3,610
Total securities (percent)	2.86%
Total securities	$ 158,705
Total securities (percent)	1.55%
U.S. Treasury
Securities available-for-sale, Amount:
Within 1 year	$ 1,352
1-5 years	13,637
5-10 years	11,413
After 10 years	3,007
Available-for-sale	$ 29,409	24,894
Securities available-for-sale (Yield):
Within 1 year	1.32%
1-5 years	1.00%
5-10 years	1.13%
After 10 years	3.06%
Total	1.25%
Securities held-to-maturity, Amount:
Within 1 year	$ 1,469
1-5 years	7,748
5-10 years	2,400
After 10 years	0
Held-to-maturity, at amortized cost, net of allowance for credit losses of less than $1 and less than $1 (fair value of $56,775 and $49,224)	$ 11,617	2,938
Securities held-to-maturity (Yield):
Within 1 year	1.84%
1-5 years	1.37%
5-10 years	1.13%
After 10 years	0.00%
Total	1.38%
Sovereign debt/sovereign guaranteed
Securities available-for-sale, Amount:
Within 1 year	$ 3,615
1-5 years	8,038
5-10 years	1,718
After 10 years	8
Available-for-sale	$ 13,379
Securities available-for-sale (Yield):
Within 1 year	0.64%
1-5 years	0.52%
5-10 years	0.37%
After 10 years	(0.12%)
Total	0.53%
Securities held-to-maturity, Amount:
Within 1 year	$ 173
1-5 years	668
5-10 years	81
After 10 years	0
Held-to-maturity, at amortized cost, net of allowance for credit losses of less than $1 and less than $1 (fair value of $56,775 and $49,224)	$ 922
Securities held-to-maturity (Yield):
Within 1 year	0.30%
1-5 years	1.00%
5-10 years	0.59%
After 10 years	0.00%
Total	0.83%
Supranational
Securities available-for-sale, Amount:
Within 1 year	$ 793
1-5 years	5,518
5-10 years	1,240
After 10 years	22
Available-for-sale	$ 7,573	7,160
Securities available-for-sale (Yield):
Within 1 year	0.63%
1-5 years	0.51%
5-10 years	0.65%
After 10 years	(0.09%)
Total	0.54%
Securities held-to-maturity, Amount:
Within 1 year	$ 0
1-5 years	54
5-10 years	0
After 10 years	0
Held-to-maturity, at amortized cost, net of allowance for credit losses of less than $1 and less than $1 (fair value of $56,775 and $49,224)	$ 54	55
Securities held-to-maturity (Yield):
Within 1 year	0.00%
1-5 years	0.54%
5-10 years	0.00%
After 10 years	0.00%
Total	0.54%
Foreign covered bonds
Securities available-for-sale, Amount:
Within 1 year	$ 1,511
1-5 years	3,826
5-10 years	901
After 10 years	0
Available-for-sale	$ 6,238	6,725
Securities available-for-sale (Yield):
Within 1 year	1.07%
1-5 years	0.49%
5-10 years	0.03%
After 10 years	0.00%
Total	0.56%
Foreign government agencies
Securities available-for-sale, Amount:
Within 1 year	$ 770
1-5 years	1,783
5-10 years	133
After 10 years	0
Available-for-sale	$ 2,686
Securities available-for-sale (Yield):
Within 1 year	0.90%
1-5 years	0.60%
5-10 years	0.22%
After 10 years	0.00%
Total	0.67%
U.S. government agencies
Securities available-for-sale, Amount:
Within 1 year	$ 0
1-5 years	1,783
5-10 years	639
After 10 years	114
Available-for-sale	$ 2,536	3,853
Securities available-for-sale (Yield):
Within 1 year	0.00%
1-5 years	0.91%
5-10 years	1.66%
After 10 years	1.91%
Total	1.13%
Securities held-to-maturity, Amount:
Within 1 year	$ 0
1-5 years	970
5-10 years	1,880
After 10 years	148
Held-to-maturity, at amortized cost, net of allowance for credit losses of less than $1 and less than $1 (fair value of $56,775 and $49,224)	$ 2,998	2,816
Securities held-to-maturity (Yield):
Within 1 year	0.00%
1-5 years	1.31%
5-10 years	1.58%
After 10 years	1.88%
Total	1.51%
State and political subdivisions
Securities available-for-sale, Amount:
Within 1 year	$ 197
1-5 years	559
5-10 years	1,495
After 10 years	263
Available-for-sale	$ 2,514	2,308
Securities available-for-sale (Yield):
Within 1 year	3.37%
1-5 years	1.79%
5-10 years	1.56%
After 10 years	2.27%
Total	1.82%
Securities held-to-maturity, Amount:
Within 1 year	$ 1
1-5 years	1
5-10 years	4
After 10 years	8
Held-to-maturity, at amortized cost, net of allowance for credit losses of less than $1 and less than $1 (fair value of $56,775 and $49,224)	$ 14	15
Securities held-to-maturity (Yield):
Within 1 year	5.57%
1-5 years	5.70%
5-10 years	4.65%
After 10 years	4.80%
Total	4.89%
Corporate bonds
Securities available-for-sale, Amount:
Within 1 year	$ 153
1-5 years	380
5-10 years	1,494
After 10 years	39
Available-for-sale	$ 2,066
Securities available-for-sale (Yield):
Within 1 year	2.20%
1-5 years	2.67%
5-10 years	1.60%
After 10 years	2.00%
Total	1.84%
Other debt securities
Securities available-for-sale, Amount:
Within 1 year	$ 0
1-5 years	0
5-10 years	0
After 10 years	1
Available-for-sale	$ 1	1
Securities available-for-sale (Yield):
Within 1 year	0.00%
1-5 years	0.00%
5-10 years	0.00%
After 10 years	3.73%
Total	3.37%
Agency residential mortgage-backed securities (“RMBS”)
Securities available-for-sale, Amount:
Available-for-sale		22,347
Securities held-to-maturity, Amount:
Held-to-maturity, at amortized cost, net of allowance for credit losses of less than $1 and less than $1 (fair value of $56,775 and $49,224)	$ 36,167	38,355
Agency residential mortgage-backed securities (“RMBS”) | Agency RMBS
Securities available-for-sale, Amount:
Available-for-sale	$ 14,530
Securities available-for-sale (Yield):
Total	1.51%
Securities held-to-maturity (Yield):
Total	2.34%
Non-agency RMBS
Securities available-for-sale, Amount:
Available-for-sale	$ 2,748	2,326
Securities available-for-sale (Yield):
Total	3.43%
Securities held-to-maturity, Amount:
Held-to-maturity, at amortized cost, net of allowance for credit losses of less than $1 and less than $1 (fair value of $56,775 and $49,224)	$ 43	58
Securities held-to-maturity (Yield):
Total	1.47%
Agency commercial mortgage-backed securities (“MBS”)
Securities available-for-sale, Amount:
Available-for-sale	$ 8,405	9,228
Securities available-for-sale (Yield):
Total	2.08%
Securities held-to-maturity, Amount:
Held-to-maturity, at amortized cost, net of allowance for credit losses of less than $1 and less than $1 (fair value of $56,775 and $49,224)	$ 4,068	2,659
Securities held-to-maturity (Yield):
Total	2.32%
Non-agency commercial MBS
Securities available-for-sale, Amount:
Available-for-sale	$ 3,125	3,017
Securities available-for-sale (Yield):
Total	2.30%
Collateralized loan obligations (“CLOs”)
Securities available-for-sale, Amount:
Available-for-sale	$ 4,439	4,703
Securities available-for-sale (Yield):
Total	1.30%
Securities held-to-maturity, Amount:
Held-to-maturity, at amortized cost, net of allowance for credit losses of less than $1 and less than $1 (fair value of $56,775 and $49,224)	$ 983
Securities held-to-maturity (Yield):
Total	1.28%
Other ABS
Securities available-for-sale, Amount:
Available-for-sale	$ 2,190	$ 3,164
Securities available-for-sale (Yield):
Total	1.63%